Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected in the Condensed Balance Sheet - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of class A common stock reflected in the condensed balance sheet [Abstract]
Gross proceeds		$ 287,500,000	$ 287,500,000
Less:
Proceeds allocated to Public Warrants		(9,195,833)	(9,195,833)
Class A common stock issuance costs		(15,827,645)	(15,827,645)
Plus:
Accretion of carrying value to redemption value		27,881,248	25,023,478
Class A common stock subject to possible redemption	$ 22,264,717	290,357,770	$ 287,500,000
Less:
Redemption	(270,769,687)
Previously Reported [Member]
Plus:
Accretion of carrying value to redemption value	$ 2,676,634	$ 2,857,770